Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-004 [ASSP]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions [Text Block]
NOTE 5. RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS

Plan assets are invested in AT&T stock directly. Because the Company is the plan sponsor, transactions involving the Company’s stock qualify as related party transactions. In addition, certain investments held by the Plan are managed by BNY Mellon and Fidelity as trustee and record keeper, respectively, as defined by various agreements. Therefore, these transactions and fees paid to these entities qualify as parties-in-interest transactions. All of these transactions are exempt from the prohibited transaction rules.
The Plan may, at the discretion of the Plan’s participants or via the Company match, invest its assets in the Company’s common stock. The Plan held 13,502,268 and 14,275,427 shares of the Company’s common stock in the AT&T Shares Fund as of December 31, 2025 and 2024, respectively. Dividends earned by the Plan’s AT&T Shares Fund on the Company’s common stock were $12,578 for the year ended December 31, 2025.